TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current year	$ 959	$ 612	$ 677
Prior years	835	(513)	(416)
Deferred income taxes	(3,657)	(428)	(250)
Domestic	1,471	66	31
Foreign	(3,333)	(409)	(20)
Income tax expense (benefit)	$ (1,862)	$ (343)	$ 11